Operating leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating leases
Rental expense for operating leases	$ 429	$ 359	$ 381
Minimum payments for operating leases having initial or remaining non-cancelable terms
2012	314
2013	237
2014	196
2015	151
2016	115
Thereafter	386
Total	$ 1,399